Investment in Real Estate (Details) - Investment in Real Estate (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment in Real Estate [Abstract]
Land	$ 88,961	$ 90,429
Building and Improvements	818,249	832,798
Furniture, Fixtures and Equipment	71,935	68,585
Franchise Fees	2,672	2,822
	981,817	994,634
Less Accumulated Depreciation	(179,491)	(148,257)
Investment in Real Estate, net	$ 802,326	$ 846,377